Subsequent Events - Additional Information (Details)															1 Months Ended			3 Months Ended	12 Months Ended
	May 15, 2024 USD ($)	May 14, 2024 $ / shares shares	May 03, 2024 USD ($)	May 02, 2024 USD ($) $ / shares shares	May 01, 2024 shares	Apr. 18, 2024	Mar. 29, 2024 USD ($)	Mar. 27, 2024 USD ($)	Feb. 19, 2024 USD ($) shares	Feb. 09, 2024 shares	Feb. 05, 2024 USD ($) shares	Feb. 02, 2024 USD ($) shares	Jan. 24, 2024 USD ($)	Dec. 14, 2023 USD ($) $ / shares shares	May 31, 2024 USD ($) shares $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	May 06, 2024 shares	Mar. 26, 2024 USD ($)	Jan. 31, 2024 shares
Subsequent Event [Line Items]
Aggregate principal amount														$ 3,500,000
Addendum to letter agreements																		Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock on February 2, 2024, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 600,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares
Common stock, shares issued | shares																20,221,589		20,221,589	16,019,256	6,445,599
Share based compensation by share based award options granted during the period shares | shares																		54,000	821,998	235,109
Share based compensation by share based award options granted during the period exercise price per share | $ / shares																		$ 0.61	$ 10.01	$ 2.77
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation by share based equity instruments other than options granted during the period shares | shares																		673,253
2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based award options granted during the period shares | shares																			0
GEM Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount											$ 1,000,000
Monthly installments											100,000
Cash agreed to pay											$ 1,200,000
Debt Repayment Agreement [Member]
Subsequent Event [Line Items]
Debt repayment agreement description																		On May 3, 2024, the Company and Yorkville entered into a Debt Repayment Agreement (the “Debt Repayment Agreement”) acknowledging as of the effective date of the Debt Repayment Agreement, that the February Promissory Note had been fully repaid and as of the effective date, $2,800,000 of principal remains outstanding under the Yorkville Promissory Notes. Pursuant to the Debt Repayment Agreement, Yorkville shall not (i) deliver any Investor Notice (as defined above pursuant to the SEPA), or (ii) exercise its right to convert all or any portion of any outstanding Promissory Notes after the effective date, for the duration of the standstill period (the “Standstill”). The Standstill is such that within three (3) business days upon the closing of a registered offering, the Company shall (i) pay to Yorkville certain repayment proceeds against outstanding Promissory Notes then-outstanding, and (ii) deliver to Yorkville an Advance Notice. Yorkville has agreed that on the date of such a closing of a registered offering, for ninety (90) days after the closing, (A) it will (i) deliver to the Company and Investor Notice pursuant to the SEPA, or (ii) exercise its Conversion Right and (B) any obligation of the Company to make any monthly payments of the Promissory Notes shall be suspended for the duration of the Standstill period. Additionally, the Company and Yorkville have agreed that upon commencement of the Standstill period, the Floor Price pursuant to the then-outstanding Promissory Notes, shall be adjusted to a price to be mutually agreed between the Company and Yorkville, and upon commencement of the Standstill period, the maturity date of each of the then-outstanding Promissory Notes shall be extended by one hundred and twenty (120) days after the closing of such a registered offering.
Common Class A [Member]
Subsequent Event [Line Items]
Aggregate principal amount														1,500,000
Common stock shares issued | shares																		17,910,455	13,708,122
Common stock, shares issued | shares																			13,708,122	2,560,926
Common Class A [Member] | GEM Agreement [Member]
Subsequent Event [Line Items]
Shares issuable under the terms of promissory note | shares											2,000,000
Shares issued under the terms of promissory note | shares																		139,470
Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued | shares																		20,221,589	16,019,256
Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Pre paid advance for an aggregate principal amount														3,500,000
Pre paid Aadvance funded on merger														2,000,000
Pre paid advance funded on registration														$ 1,500,000
Discount on pre paid advance funded on merger														10
Discount on pre paid advance funded on registration														10
Percentage of excess shares issued and outstanding														19.99%
Increased principal amount agreed to advance											$ 1,000,000			$ 1,000,000
Aggregate principal amount											4,500,000			$ 4,500,000
Aggregate principal amount											1,000,000					$ 1,000,000		$ 1,000,000				$ 1,500,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares issued | shares														300,000
Purchase price per share | $ / shares														$ 10
Roth Addendum to Letter Agreements [Member]
Subsequent Event [Line Items]
Share issued | shares												175,000
Addendum to letter agreements																			Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”).
Roth Addendum to Letter Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share issued | shares												175,000
Shares issued for acquisition												$ 300,000
Stock issue value if payment not made in cash												$ 300,000
Stock issued during period shares additional shares | shares												600,000
GEM Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issued under the terms of promissory note | shares																			139,470
Conversion of 7GC Promissory Notes [Member] | Common Class A [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Share issued | shares										890,611
Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Convertible note, term																			On January 24, 2024, Yorkville provided the Company with a waiver with respect to the triggering of an amortization event in January 2024, in terms of the Yorkville Convertible Note Agreement, which would have required the Company to make monthly repayments of amounts outstanding under the Yorkville Convertible Note, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date. As a result of the waiver, no repayments were required by the Company, and the floor price trigger underlying the amortization event was reset on February 15, 2023, at which point the amortization event trigger was cured.
Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum net tangible assets upon consummation of the Business Combination											50,000,000
Total assets and total revenue											50,000,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Share based compensation by share based award options granted during the period shares | shares		1,200,000
Subsequent Event [Member] | 2023 Equity Incentive Plan [Member] | Employees and Non-Employee [Member]
Subsequent Event [Line Items]
Share based compensation by share based award options granted during the period shares | shares		144,500
Subsequent Event [Member] | 2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Common stock vesting term		4 years
Share based compensation by share based award requisite service period		10 years
Subsequent Event [Member] | 2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Employees and Non-Employee [Member]
Subsequent Event [Line Items]
Common stock vesting term		4 years
Share based compensation by share based award requisite service period		10 years
Subsequent Event [Member] | 2023 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees and Non-Employee [Member]
Subsequent Event [Line Items]
Share based compensation by share based equity instruments other than options granted during the period shares | shares		219,290
Subsequent Event [Member] | Debt Repayment Agreement [Member]
Subsequent Event [Line Items]
Principal amount outstanding			$ 2,800,000
Subsequent Event [Member] | Alco November Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date range, end						May 31, 2024
Subsequent Event [Member] | Minimum [Member] | 2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Share based compensation by share based award options granted during the period exercise price per share | $ / shares		$ 1
Subsequent Event [Member] | Maximum [Member] | 2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Share based compensation by share based award options granted during the period exercise price per share | $ / shares		$ 5
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued | shares																					320,000
Subsequent Event [Member] | Common Class A [Member] | 2023 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees and Non-Employee [Member]
Subsequent Event [Line Items]
Common stock vesting term		4 years
Subsequent Event [Member] | Common Class A [Member] | GEM Agreement [Member]
Subsequent Event [Line Items]
Common stock shares issued | shares					260,443
Subsequent Event [Member] | Common Class A [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock shares issued | shares				334,336
Purchase amount				$ 100,000
Purchase price per share | $ / shares				$ 0.2991
Offset amount				$ 100,000
Subsequent Event [Member] | 7GC Sponsor Shares [Member]
Subsequent Event [Line Items]
Forfeiture of common stock shares | shares																							100,000
Subsequent Event [Member] | Common Stock [Member] | Yorkville [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares															$ 0.28
Debt instruments number of equity instruments | shares															360,136
Debt instrument converted instrument amount															$ 100,000
Subsequent Event [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Increased principal amount agreed to advance								$ 1,500,000			1,000,000
Aggregate principal amount								$ 4,500,000			$ 4,500,000
Discount on additional pre paid advance amount								10			10
Aggregate principal amount								$ 1,500,000			$ 1,000,000
Debt instrument, maturity date								Jun. 14, 2024			Jun. 14, 2024
Debt instrument, interest rate								0.00%			0.00%
Subsequent Event [Member] | Roth Addendum to Letter Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share issued | shares												175,000
Shares issued for acquisition	$ 300,000						$ 300,000					$ 300,000
Stock issue value if payment not made in cash												$ 300,000
Stock issued during period shares additional shares | shares												600,000
Subsequent Event [Member] | GEM Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount											$ 1,000,000
Monthly installments											100,000
Cash agreed to pay											$ 1,200,000
Subsequent Event [Member] | GEM Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issuable under the terms of promissory note | shares											2,000,000
Subsequent Event [Member] | Conversion of 7GC Promissory Notes [Member] | Common Class A [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Share issued | shares												890,611
Subsequent Event [Member] | Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Percentage of outstanding monthly repayments													10.00%
Repayments													$ 0
Monthly installments													$ 1,000,000
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member]
Subsequent Event [Line Items]
Purchase of common shares | shares																	344,377
Aggregate purchase consideration																	$ 300,000
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares																	$ 0.7616
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares																	$ 1.2229
Subsequent Event [Member] | Marketing Services Agreement [Member]
Subsequent Event [Line Items]
Compensation for services									$ 200,000
Ordinary shares issued | shares									153,492
Subsequent Event [Member] | Pre-Paid Yorkville Convertible Notes [Member]
Subsequent Event [Line Items]
Purchase of common shares | shares																1,889,358
Aggregate purchase consideration																$ 1,200,000
Subsequent Event [Member] | Pre-Paid Yorkville Convertible Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares																$ 0.633		$ 0.633
Subsequent Event [Member] | Pre-Paid Yorkville Convertible Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares																$ 0.7042		0.7042
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member]
Subsequent Event [Line Items]
Purchase of common shares | shares																710,025
Aggregate purchase consideration																$ 500,000
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares																$ 0.633		0.633
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares																$ 0.7042		$ 0.7042